INVESTMENT ADVISOR
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

TRANSFER AGENT
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 909-1989
                                                 LOGO
DISTRIBUTOR
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230
                                          OPTIMUM GROWTH FUND
                                           VALUE EQUITY FUND

                                          SEMI-ANNUAL REPORT
                                          SEPTEMBER 30, 1996



SHARES OF THE FUNDS ARE NOT DEPOSITS
OR OBLIGATIONS OF, OR GUARANTEED OR EN-
DORSED BY, ANY BANK, AND THE SHARES
ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, BANK
INSURANCE FUND, FEDERAL RESERVE BOARD,
OR ANY OTHER GOVERNMENTAL AGENCY.
AN INVESTMENT IN A FUND IS SUBJECT TO
RISK OF PRINCIPAL.

US EXITOGVE SA96

EXCELSIOR INSTITUTIONAL TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)

OPTIMUM GROWTH FUND

  SHARES                                                                VALUE
 --------                                                            -----------

 COMMON STOCKS -- 97.39%
          CONSUMER STAPLE -- 23.06%
    1,600 Abbot Laboratories......................................   $    78,800
    7,000 +Amgen, Inc. ...........................................       441,875
    1,200 Campbell Soup Co. ......................................        93,600
   10,000 Coca Cola Co. ..........................................       508,750
      800 Colgate-Palmolive Co. ..................................        69,500
    1,900 ConAgra, Inc. ..........................................        93,575
    2,800 CPC International, Inc. ................................       209,650
    4,900 General Mills, Inc. ....................................       295,838
    8,000 Gillette Co. ...........................................       577,000
    3,500 H.J. Heinz Co. .........................................       118,125
    5,500 Hormel Foods Corp. .....................................       128,563
    4,700 International Flavors & Fragrances, Inc. ...............       205,037
    2,200 Kellogg Co. ............................................       151,525
    2,100 McCormick & Company, Inc. ..............................        49,088
    2,500 Merck & Co., Inc. ......................................       175,937
    7,000 Pfizer, Inc. ...........................................       553,875
    5,800 Philip Morris Companies, Inc. ..........................       520,550
    3,900 Procter & Gamble Co. ...................................       380,250
    8,000 United Healthcare Corp. ................................       333,000
                                                                     -----------
                                                                       4,984,538
                                                                     -----------
          TECHNOLOGY -- 22.98%
   10,000 +America Online, Inc. ..................................       356,250
   12,000 +Cisco Systems, Inc. ...................................       744,000
   12,000 +IDEXX Laboratories, Inc. ..............................       543,000
    9,000 Intel Corp. ............................................       858,375
    8,000 +Intuit, Inc. ..........................................       250,000
    8,000 Medtronic, Inc. ........................................       513,000
    5,000 +Microsoft Corp. .......................................       658,750
    7,000 Motorola, Inc. .........................................       361,375
   11,000 +Sun Microsystems, Inc. ................................       682,000
                                                                     -----------
                                                                       4,966,750
                                                                     -----------
          CONSUMER CYCLICAL -- 16.33%
   12,000 +AutoZone, Inc. ........................................       348,000
   17,000 +CUC International, Inc. ...............................       677,875
    7,000 Electronic Data Systems Corp. ..........................       429,625
    2,600 Hannaford Brothers Co. .................................        84,500
   10,000 Home Depot, Inc. .......................................       568,750
    2,300 Polaris Industries, Inc. ...............................        52,037
    5,000 +Quintiles Transnational Corp. .........................       362,500
    4,900 Vulcan Materials Co. ...................................       294,000
    7,300 Wal-Mart Stores, Inc. ..................................       192,538
    6,000 Walt Disney Co. ........................................       380,250
      400 Washington Post Co., Class B............................       140,000
                                                                     -----------
                                                                       3,530,075
                                                                     -----------

  SHARES                                                                VALUE
 --------                                                            -----------

 COMMON STOCKS -- (CONTINUED)
          FINANCIAL -- 14.50%
    5,000 American International Group, Inc. .....................   $   503,750
   19,000 Charles Schwab Corp. ...................................       439,375
    6,000 Citicorp................................................       543,750
   13,000 Federal National Mortgage Association...................       453,375
    9,000 First Data Corp. .......................................       734,625
    7,000 Merrill Lynch & Co., Inc. ..............................       459,375
                                                                     -----------
                                                                       3,134,250
                                                                     -----------
          TELECOMMUNICATIONS -- 10.45%
   11,000 +Ascend Communications, Inc. ...........................       726,000
   11,300 AT&T Corp. .............................................       590,425
    2,000 Bell Atlantic Corp. ....................................       119,750
    8,000 +Tellabs, Inc. .........................................       564,000
    4,000 U.S. Robotics Corp. ....................................       258,500
                                                                     -----------
                                                                       2,258,675
                                                                     -----------
          CAPITAL GOODS -- 4.08%
    7,900 General Electric Co. ...................................       718,900
    2,700 Kerr-McGee Corp. .......................................       164,363
                                                                     -----------
                                                                         883,263
                                                                     -----------
          ENERGY -- 3.83%
    4,000 ARCO Chemical Co. ......................................       200,000
    3,500 Atlantic Richfield Co. .................................       446,250
    4,100 Burlington Resources, Inc. .............................       181,937
                                                                     -----------
                                                                         828,187
                                                                     -----------
          RAW & INTERMEDIATE MATERIALS -- 2.16%
    1,800 Ball Corp. .............................................        44,100
    2,300 Corning, Inc. ..........................................        89,700
    1,300 Dow Chemical Co. .......................................       104,325
    3,400 International Paper Co. ................................       144,500
    1,800 Newmont Gold Co. .......................................        85,275
                                                                     -----------
                                                                         467,900
                                                                     -----------
          TOTAL COMMON STOCKS
          (Cost $19,621,456)......................................    21,053,638
                                                                     -----------

                       See Notes to Financial Statements.

EXCELSIOR INSTITUTIONAL TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)

OPTIMUM GROWTH FUND -- (CONTINUED)

 PRINCIPAL
  AMOUNT                                                                VALUE
 ---------                                                           -----------

 DEMAND NOTES -- 2.71%
 $188,000  Associates Corp. of North America Master Notes.........   $   188,000
  397,000  General Electric Co.
           Promissory Notes.......................................       397,000
                                                                     -----------
           TOTAL DEMAND NOTES
           (Cost $585,000)........................................       585,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $20,206,456)......................................... 100.10% $21,638,638
OTHER ASSETS AND LIABILITIES (NET).........................  (0.10)     (20,782)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $21,617,856
                                                            ======  ===========

------------
+ Non-income producing security.

                       See Notes to Financial Statements.

EXCELSIOR INSTITUTIONAL TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)

VALUE EQUITY FUND

 SHARES                                                                 VALUE
 -------                                                             -----------

 COMMON STOCKS -- 99.94%
         TECHNOLOGY -- 23.11%
  18,000 Adobe Systems, Inc. .....................................   $   670,500
  35,000 +ADT Ltd. ...............................................       669,375
   7,000 International Business Machines Corp. ...................       871,500
  45,000 +Loral Space & Communications............................       708,750
  17,000 Nokia Corp., Class A ADR.................................       752,250
  15,000 Watkins Johnson Co. .....................................       303,750
  15,000 Xerox Corp. .............................................       804,375
                                                                     -----------
                                                                       4,780,500
                                                                     -----------
         CONSUMER STAPLE -- 20.51%
   8,000 Bristol-Meyers Squibb Co. ...............................       771,000
  10,000 CPC International, Inc. .................................       748,750
  10,000 General Mills, Inc. .....................................       603,750
  30,000 +Healthsource, Inc. .....................................       442,500
  37,000 +Hvide Marine, Inc., Class A.............................       471,750
  40,000 Savannah Foods & Industries, Inc. .......................       555,000
  28,000 Sunbeam Corp., Inc. .....................................       647,500
                                                                     -----------
                                                                       4,240,250
                                                                     -----------
         FINANCIAL -- 12.81%
  40,000 Commonwealth Bancorp, Inc. ..............................       465,000
  20,000 Integon Corp. ...........................................       370,000
  17,000 Mid Ocean Ltd. ..........................................       724,625
  15,000 NAC Re Corp. ............................................       540,000
  20,000 Travelers/Aetna Property Casualty Corp., Class A.........       550,000
                                                                     -----------
                                                                       2,649,625
                                                                     -----------
         CAPITAL GOODS -- 12.44%
  26,000 +American Standard Companies, Inc. ......................       890,500
   8,000 Boeing Co. ..............................................       756,000
  30,000 +D.R. Horton, Inc. ......................................       292,500
  34,000 Westinghouse Electric Corp. .............................       633,250
                                                                     -----------
                                                                       2,572,250
                                                                     -----------
         RAW & INTERMEDIATE MATERIALS -- 9.58%
   9,000 Dow Chemical Co. ........................................       722,250
  18,000 Rayonier, Inc. ..........................................       715,500
  10,000 Tecumseh Products, Co., Class A..........................       542,500
                                                                     -----------
                                                                       1,980,250
                                                                     -----------

  SHARES                                                                VALUE
 ---------                                                           -----------

 COMMON STOCKS -- (CONTINUED)
           ENERGY -- 9.04%
  75,000   +Hugoton Energy Corp. .................................   $   628,125
   2,000   Mobil Corp. ...........................................       231,500
  20,000   Valero Energy Corp. ...................................       437,500
  25,000   YPF S.A. ADR...........................................       571,875
                                                                     -----------
                                                                       1,869,000
                                                                     -----------
           CONSUMER CYLICAL -- 7.22%
  19,000   Dial Corp. ............................................       261,250
  40,600   +Falcon Building Products, Inc., Class A...............       527,800
  14,000   Ford Motor Co. ........................................       437,500
  19,000   Viad Corp. ............................................       266,000
                                                                     -----------
                                                                       1,492,550
                                                                     -----------
           UTILITY -- 2.84%
  25,000   360 Communications Co. ................................       587,500
                                                                     -----------
           TRANSPORTATION -- 2.39%
  60,000   Smithway Motor Express Corp., Class A..................       495,000
                                                                     -----------
           TOTAL COMMON STOCKS
           (Cost $19,240,917).....................................    20,666,925
                                                                     -----------
 PRINCIPAL
  AMOUNT
 ---------
 DEMAND NOTES -- 0.23%
 $37,000   Associates Corp. of North America Master Notes.........        37,000
  11,000   General Electric Co.
           Promissory Notes.......................................        11,000
                                                                     -----------
           TOTAL DEMAND NOTES
           (Cost $48,000).........................................        48,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $19,288,917)......................................... 100.17% $20,714,925
OTHER ASSETS AND LIABILITIES (NET).........................  (0.17)     (34,949)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $20,679,976
                                                            ======  ===========

------------
+ Non-income producing security.
 ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

EXCELSIOR INSTITUTIONAL TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996 (UNAUDITED)


                                                         OPTIMUM       VALUE
                                                         GROWTH       EQUITY
                                                          FUND         FUND
                                                       -----------  -----------
  ASSETS:
   Investments, at cost -- see accompanying Schedules
    of Investments...................................  $20,206,456  $19,288,917
                                                       ===========  ===========
   Investments in securities, at value (Note 1a).....  $21,638,638  $20,714,925
   Cash..............................................          340      --
   Dividends and interest receivable.................       27,356       27,629
   Prepaid expenses..................................        1,978        1,925
   Deferred organization expenses (Note 1f)..........        1,136        1,136
                                                       -----------  -----------
      Total assets...................................   21,669,448   20,745,615
  LIABILITIES:
   Dividends payable.................................       29,349      --
   Investment advisory fees payable (Note 2a)........        5,009        4,917
   Administrators' fees payable (Note 2b)............        2,646        2,566
   Due to custodian bank.............................      --            44,550
   Accrued expenses and other liabilities............       14,588       13,606
                                                       -----------  -----------
      Total liabilities..............................       51,592       65,639
                                                       -----------  -----------
  NET ASSETS.........................................  $21,617,856  $20,679,976
                                                       ===========  ===========
  NET ASSETS CONSIST OF:
   Paid-in capital...................................  $20,513,271  $19,587,865
   Undistributed net investment income...............       15,251       23,494
   Accumulated net realized loss.....................     (342,848)    (357,391)
   Net unrealized appreciation.......................    1,432,182    1,426,008
                                                       -----------  -----------
  NET ASSETS.........................................  $21,617,856  $20,679,976
                                                       ===========  ===========
  NET ASSETS
   Institutional Shares..............................  $20,762,118  $20,679,976
   Trust Shares......................................  $   855,738      --
  Shares outstanding (Unlimited number of $0.00001
   par value shares authorized for each Fund)........
   Institutional Shares..............................    2,078,531    2,018,760
   Trust Shares......................................       85,725      --
  Net Asset Value Per Share (net assets / shares
   outstanding)......................................
   Institutional Shares..............................  $      9.99  $     10.24
                                                       ===========  ===========
   Trust Shares......................................  $      9.98  $      --
                                                       ===========  ===========

                       See Notes to Financial Statements.

EXCELSIOR INSTITUTIONAL TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD JUNE 1, 1996 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996 (UNAUDITED)


                                                            OPTIMUM     VALUE
                                                            GROWTH     EQUITY
                                                             FUND       FUND
                                                           ---------  ---------
  INVESTMENT INCOME
   Dividend income........................................ $  85,040  $ 111,155
   Interest income........................................     8,013      1,221
                                                           ---------  ---------
      TOTAL INCOME........................................    93,053    112,376
                                                           ---------  ---------
  EXPENSES (NOTE 1G):
   Investment advisory fees (Note 2a).....................    43,665     42,315
   Administrators' fees (Note 2b).........................    10,345     10,018
   Registration fees......................................     3,005      2,878
   Auditing fees..........................................     2,508      2,421
   Transfer agent fees....................................     2,110      2,029
   Custodian fees.........................................     1,679      1,628
   Legal fees.............................................     1,396      1,278
   Trustees' fees and expenses (Note 2f)..................     1,049      1,022
   Prospectus and shareholder reports.....................       782        749
   Insurance expense......................................       720        744
   Distribution fees -- Trust Shares (Note 2e)............       632     --
   Amortization of organization expenses (Note 1f)........        82         82
   Miscellaneous..........................................     4,122      4,035
                                                           ---------  ---------
      TOTAL EXPENSES......................................    72,095     69,199
      Less: Waiver of fees (Note 2c)......................   (24,440)   (23,606)
                                                           ---------  ---------
      NET EXPENSES........................................    47,655     45,593
                                                           ---------  ---------
  NET INVESTMENT INCOME...................................    45,398     66,783
                                                           ---------  ---------
  REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 3):
   Net realized loss on investments.......................  (342,848)  (357,391)
   Change in unrealized appreciation during the period....   330,129    822,601
                                                           ---------  ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS).................   (12,719)   465,210
                                                           ---------  ---------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.... $  32,679  $ 531,993
                                                           =========  =========

                       See Notes to Financial Statements.

EXCELSIOR INSTITUTIONAL TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JUNE 1, 1996 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996 (UNAUDITED)


                                                     OPTIMUM GROWTH VALUE EQUITY
                                                          FUND          FUND
                                                     -------------- ------------
  INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS:
   Net investment income...........................   $    45,398   $    66,783
   Net realized loss on investments................      (342,848)     (357,391)
   Net change in unrealized appreciation on
    investments during the period..................       330,129       822,601
                                                      -----------   -----------
      Net increase in net assets resulting from
       operations..................................        32,679       531,993
  DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
   INCOME:
   Institutional Shares............................       (29,349)      (43,289)
   Trust Shares....................................          (798)       --
                                                      -----------   -----------
      Total distributions to shareholders..........       (30,147)      (43,289)
                                                      -----------   -----------
  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
  Net proceeds from shares sold:
   Institutional Shares............................       118,609        --
   Trust Shares....................................       823,820        --
  Contribution in kind:
   Institutional Shares............................    20,829,289    20,345,840
   Trust Shares....................................        --            --
  Reinvestment of dividends:
   Institutional Shares............................        --            --
   Trust Shares....................................           798        --
  Cost of shares redeemed:
   Institutional Shares............................      (154,356)     (154,568)
   Trust Shares....................................        (2,836)       --
                                                      -----------   -----------
    Net increase in net assets from beneficial
     interest transactions.........................    21,615,324    20,191,272
                                                      -----------   -----------
      TOTAL INCREASE IN NET ASSETS.................    21,617,856    20,679,976
  NET ASSETS:
   Beginning of Period.............................        --            --
                                                      -----------   -----------
   End of Period (1)...............................   $21,617,856   $20,679,976
                                                      ===========   ===========
  -------------
   (1)Including undistributed net investment
    income.........................................   $    15,251   $    23,494
                                                      ===========   ===========

                       See Notes to Financial Statements.

EXCELSIOR INSTITUTIONAL TRUST
FINANCIAL HIGHLIGHTS (UNAUDITED)


 Selected data for a share outstanding throughout the period are as follows:

                                                                               OPTIMUM GROWTH FUND              VALUE EQUITY FUND
                                                                        ----------------------------------     --------------------
                                                                        INSTITUTIONAL SHARES TRUST SHARES      INSTITUTIONAL SHARES
                                                                        -------------------- -------------     --------------------
                                                                             PERIOD ENDED     PERIOD ENDED          PERIOD ENDED
                                                                            SEPTEMBER 30,     SEPTEMBER 30,        SEPTEMBER 30,
                                                                               1996(1)           1996(2)              1996 (1)
                                                                         -------------------- -------------     --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................................         $   10.00        $      9.87           $   10.00
                                                                               ---------        -----------           ---------
INVESTMENT OPERATIONS:
 Net investment income................................................              0.02               0.01                0.03
 Net realized and unrealized gain (loss)..............................             (0.02)              0.11                0.23
                                                                               ---------        -----------           ---------
    TOTAL FROM INVESTMENT OPERATIONS..................................              0.00               0.12                0.26
                                                                               ---------        -----------           ---------
DISTRIBUTIONS:
 From net investment income...........................................             (0.01)             (0.01)              (0.02)
                                                                               ---------        -----------           ---------
NET ASSET VALUE, END OF PERIOD........................................         $    9.99        $      9.98           $   10.24
                                                                               =========        ===========           =========
TOTAL RETURN..........................................................              0.04%(3)           1.21%(3)            2.61%(3)
                                                                               =========        ===========           =========
RATIOS AND SUPPLEMENTAL DATA:
Ratios to Average Net Assets
 Expenses (5).........................................................              0.70% (4)          1.05% (4)           0.70% (4)
 Net Investment Income (5)............................................              0.68% (4)          0.33% (4)           1.02% (4)
 Portfolio Turnover (6)...............................................                 6%                 6%                 48%
Net Assets at end of Period (000's omitted)...........................         $  20,762        $       856           $  20,680
Average Commission Rate...............................................         $  0.0277        $    0.0277           $  0.0842
  -------------
 (1)From June 1, 1996 (Commencement of operations) to September 30, 1996.
 (2)From July 3, 1996 (Commencement of operations) to September 30, 1996.
 (3)Not annualized.
 (4)Annualized.
 (5) Reflects a voluntary expense waiver and reimbursement of expenses by the investment advisor and administrator. Without these waivers and reimbursements, the ratio of expenses to average net assets and net investment income to average net assets would have been as follows:
    Expenses to Average Net Assets....................................         1.06% (4)          1.58% (4)           1.06% (4)
    Net Investment Income to Average
       Net Assets.....................................................         0.32% (4)        (0.21)% (4)           0.66% (4)
 (6)Portfolio Turnover calculation excludes in-kind transfers of securities (See Note 3a)

                       See Notes to Financial Statements.

                         EXCELSIOR INSTITUTIONAL TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:

  Excelsior Institutional Trust ("Trust") is registered under the Investment Company Act of 1940 (the "Act") and the Securities Act of 1933 as an open-end diversified management investment company and is comprised of nine funds, each having its own investment objectives and policies.

  These financial statements pertain to the following two Funds: Excelsior In-stitutional Optimum Growth Fund ("Optimum Growth Fund") and Excelsior Institu-tional Value Equity Fund ("Value Equity Fund") (collectively, the "Funds"). The Trust offers the shares of each Fund in two classes: Institutional Shares and Trust Shares. The Institutional Share class of both the Optimum Growth Fund and Value Equity Fund commenced operations on June 1, 1996. The Optimum Growth Fund began offering Trust Shares on July 3, 1996. The financial state-ments for Excelsior Institutional Equity Fund, Excelsior Institutional Income Fund, Excelsior Institutional Total Return Bond Fund, Excelsior Institutional Balanced Fund, Excelsior Institutional Equity Growth Fund, Excelsior Institu-tional International Equity Fund and Excelsior Institutional Bond Index Fund are presented separately.

  The following is a summary of the significant accounting policies of the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual re-sults could differ from these estimates.

  a) Valuation of Investments -- Investments in securities that are traded on a domestic stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a na-tional securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most re-cent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securi-ties are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are pri-marily traded on foreign securities exchanges are generally valued at the pre-ceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Trustees. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

  All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

                         EXCELSIOR INSTITUTIONAL TRUST

  Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board of Trustees. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

  b) Forward foreign currency exchange contracts: The Funds' participation in forward currency exchange contracts will be limited to hedging involving ei-ther specific transactions or portfolio positions. Transaction hedging in-volves the purchase or sale of foreign currency with respect to specific re-ceivables or payables of a Fund generally arising in connection with the pur-chase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  c) Security transactions and investment income -- Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable, amortization of discounts and premiums on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, ex-cept for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the dividend.

  d) Dividends to Shareholders -- Dividends equal to all or substantially all of each Fund's net investment income will be declared and paid at least quar-terly. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Trust not to distribute such gain.

  Dividends and distributions are determined in accordance with the Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, partnership income, de-ferral of losses on wash sales and post-October losses.

  In order to avoid a Federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  e) Repurchase Agreements -- The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment advisor subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds' custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value of not less than 102% of the re-purchase price (including accrued interest).

  If the value of the underlying security, including accrued interest, falls below 102% of the repurchase price plus accrued interest, the Funds will re-quire the seller to deposit additional collateral by the

                         EXCELSIOR INSTITUTIONAL TRUST
next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to the possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  f) Deferred Organization Expense -- Expenses incurred by each Fund in con-nection with its organization are being amortized on a straight-line basis over a five-year period.

  g) Expense Allocation -- Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be fairly made. Expenses directly attributable to a Fund are charged to that Fund and expenses directly attributable to a particular class of shares in a Fund are charged to such class.

  h) Federal Income Taxes -- It is the policy of each Fund to qualify as a regulated investment company, if such qualifications is in the best interest to the shareholders, by complying with the requirements of the Internal Reve-nue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable earnings to its shareholders.


  At September 30, 1996, the aggregate cost and gross unrealized appreciation and gross unrealized depreciation in the value of investments owned by the Funds, as computed on a federal tax basis, were as follows:

                                                    OPTIMUM GROWTH VALUE EQUITY
                                                         FUND          FUND
                                                    -------------- ------------
Aggregate cost.....................................  $20,206,456   $19,288,917
                                                     ===========   ===========
Gross unrealized appreciation......................  $ 2,451,378   $ 1,962,512
                                                     -----------   -----------
Gross unrealized depreciation......................   (1,019,196)     (536,504)
                                                     -----------   -----------
Net unrealized appreciation (depreciation).........  $ 1,423,182   $ 1,426,008
                                                     ===========   ===========

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION EXPENSES AND RELATED PARTY TRANSACTIONS.

  a) United States Trust Company of New York ("U.S. Trust") serves as the in-vestment advisor to the Funds'. For the services provided pursuant to the In-vestment Advisory Agreements, U.S. Trust is entitled to receive a fee, com-puted daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of each Fund.

  b) U.S. Trust, Chase Global Funds Services Company ("CGFSC") and Federated Administrative Services ("FAS") (collectively, the "Administrators") provide administrative services to the Trust. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of all investment portfolios of the Trust (excluding the International Equity Fund), Excelsior Funds, Inc. (excluding Excelsior Fund's international equity portfo-lios), and Excelsior Tax-Exempt Funds, Inc., all of which are affiliated in-vestment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and

                         EXCELSIOR INSTITUTIONAL TRUST

 .150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. For the period ended September 30, 1996, administration fees charged by U.S. Trust were as follows:

Optimum Growth Fund...................................................... $1,153
Value Equity Fund........................................................ $1,117

  c) From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust and the Admin-istrators may undertake to waive a portion of all of the fees payable to them and also may reimburse the Funds for a portion of other operating expenses. Un-til further notice, U.S. Trust has agreed to voluntarily waive fees and reim-burse expenses to the extent necessary to maintain an annual operating expense ratio of not more than 0.70% of the average daily net assets for the Institu-tional Shares and 1.05% of the average daily net assets for the Trust Shares of the Optimum Growth Fund and Value Equity Fund.

  For the period ended September 30, 1996, U.S. Trust voluntarily waived fees in the following amounts:

Optimum Growth Fund..................................................... $24,440
Value Equity Fund....................................................... $23,606

  d) The Trust, on behalf of the Funds, has also entered into administrative servicing agreements with various shareholder organizations (which may include U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Funds. As a consideration for the administrative services provided by each service organization to its customers, each Fund will pay the service organizations an administrative service fee at an annual rate of up to .40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiv-ing funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. For the period ended September 30, 1996, no administrative service fees have been charged to the Funds.

  e) Pursuant to a Distribution Agreement, Edgewood Services, Inc. (the "Dis-tributor") serves as the Trust's distributor. Under the Funds' Distribution Plan, adopted pursuant to Rule 12b-1 under the Act, the Trust Shares of each Fund may reimburse the Distributor monthly for distribution expenses in an amount not to exceed the annual rate of .75% of the average daily net asset value of the Fund's outstanding Trust Shares. Trust Shares of each Fund cur-rently bear the expense of such distribution fees at the annual rate of .35% of the average daily net asset value of the Fund's outstanding Trust Shares.

  f) Trustees receive an annual retainer of $4,000 and an additional $250 for each meeting of the Board of Trustees attended. In addition, the Trust reim-burses independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees.

                         EXCELSIOR INSTITUTIONAL TRUST

3. PURCHASES AND SALES OF INVESTMENT SECURITIES.

  a) Investment transactions (excluding short-term investments) for the period ended September 30, 1996 were as follows:

                                               COST OF   CONTRIBUTION  PROCEEDS
                                              PURCHASES    IN KIND    FROM SALES
                                              ---------- ------------ ----------
Optimum Growth Fund.......................... $  945,036 $19,506,270  $  487,003
Value Equity Fund............................ $4,064,820 $19,379,293  $3,845,805

  There were no transactions in U.S. Government and Agency Obligations for the period ended September 30, 1996.

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

  Capital share transactions for the period ended September 30, 1996 for each Fund by class of shares were as follows:

                                                     OPTIMUM GROWTH VALUE EQUITY
                                                          FUND          FUND
                                                     -------------- ------------
Shares sold:
  Institutional Shares(1)...........................      11,440         --
  Trust Shares(2)...................................      85,935         --
Contribution in kind:
  Institutional Shares(1)...........................   2,082,929     2,034,584
  Trust Shares(2)...................................       --            --
Shares issued for dividend reinvestment:
  Institutional Shares(1)...........................       --            --
  Trust Shares(2)...................................          80         --
Shares redeemed:
  Institutional Shares(1)...........................     (15,838)      (15,824)
  Trust Shares(2)...................................        (290)        --
                                                       ---------     ---------
Net increase in Shares Outstanding..................   2,164,256     2,018,760
                                                       =========     =========

------------
(1) Initial offering of Institutional Shares commenced operations on June 1, 1996 for Optimum Growth Fund and Value Equity Fund.
(2) Initial offering of Trust Shares for Optimum Growth Fund commenced opera-tions on July 3, 1996.